The Advisors’ Inner Circle Fund II

Frost Low Duration Bond Fund (the “Fund”)

Supplement dated April 18, 2019 to the

Institutional Class Shares Prospectus, Investor Class Shares Prospectus and A Class Shares Prospectus, each dated November 28, 2018, as supplemented (each, a “Prospectus” and together, the “Prospectuses”)

This supplement provides new and additional information beyond that contained in the Prospectuses, and should be read in conjunction with the Prospectuses.

Markie Atkission has been appointed portfolio manager of the Fund. Accordingly, effective immediately, the Prospectuses are hereby supplemented as follows:

1.	In the summary “Portfolio Manager” section, the heading “Portfolio Manager” is deleted and replaced with “Portfolio Managers,” and the paragraph relating to Mr. Elswick is deleted and replaced with the following:

Jeffery Elswick, Director of Fixed Income, Managing Director and Senior Fund Manager at Frost, has been a portfolio manager for the Fund since its inception in 2008.

Markie Atkission, Senior Fixed Income Trader and Co-Fund Manager at Frost, has been a portfolio manager for the Fund since 2019.

Mr. Elswick and Mrs. Atkission are supported by a team of appropriately trained, qualified analysts and fixed income traders.

2.	In the statutory “Portfolio Managers” section, the following disclosure is added:

Markie Atkission, Senior Fixed Income Trader and Fund Manager at Frost, serves as Fund Co- Manager of the Frost Low Duration Bond Fund. Mrs. Atkission is jointly and primarily responsible for the day-to day management of the Frost Low Duration Bond Fund. Mrs. Atkission joined Frost Investments Advisors in 2006. She earned a Bachelor of Business Administration Degree in Finance from Texas Tech University.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FIA-SK-051-0100

The Advisors’ Inner Circle Fund II

Frost Low Duration Bond Fund (the “Fund”)

Supplement dated April 18, 2019 to the

Statement of Additional Information dated November 28, 2018, as supplemented (the “SAI”)

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Markie Atkission has been appointed portfolio manager of the Fund. Accordingly, effective immediately, the SAI is hereby supplemented as follows:

1.	In the “Portfolio Managers” section, the following disclosure is added as a new, last row in the “Fund Shares Owned by Portfolio Managers” table:

Name	Dollar Range of Fund Shares
Markie Atkission**	$10,001-$50,000 (Frost Total Return Bond Fund)

**	Valuation date as of March 31, 2019.

2.	In the “Portfolio Managers” section, the following disclosure is added as a new, last row in the “Other Accounts” table:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Markie Atkission **	0	$0	0	$0	0	$0

**	Valuation date as of March 31, 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FIA-SK-052-0100